Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966		57.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68%		February 15, 2017
Class A-2a Notes	$200,000,000.00	1.12%		December 15, 2018
Class A-2b Notes	$163,100,000.00	2.88375%	*	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.39%		July 15, 2020
Class A-4 Notes	$102,780,000.00	1.60%		June 15, 2021
Class B Notes	$31,580,000.00	1.94%		July 15, 2021
Class C Notes	$21,050,000.00	2.19%		July 15, 2022
Total	$1,052,610,000.00
		* One-month LIBOR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$430,537.79

Principal:
Principal Collections	$9,457,002.50
Prepayments in Full	$3,896,116.56
Liquidation Proceeds	$145,863.60
Recoveries	$84,125.43
Sub Total	$13,583,108.09
Collections	$14,013,645.88

Purchase Amounts:
Purchase Amounts Related to Principal	$87,637.47
Purchase Amounts Related to Interest	$257.28
Sub Total	$87,894.75

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$14,101,540.63

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	39
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$14,101,540.63
Servicing Fee	$174,590.41	$174,590.41	$0.00	$0.00	$13,926,950.22
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,926,950.22
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$13,926,950.22
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$13,926,950.22
Interest - Class A-3 Notes	$21,121.19	$21,121.19	$0.00	$0.00	$13,905,829.03
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$13,768,789.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,768,789.03
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$13,717,734.70
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,717,734.70
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$13,679,318.45
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,679,318.45
Regular Principal Payment	$12,710,963.84	$12,710,963.84	$0.00	$0.00	$968,354.61
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$968,354.61
Residual Released to Depositor	$0.00	$968,354.61	$0.00	$0.00	$0.00
Total		$14,101,540.63

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$12,710,963.84
Total					$12,710,963.84
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$12,710,963.84	$41.65	$21,121.19	$0.07	$12,732,085.03	$41.72
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$12,710,963.84	$12.08	$247,631.77	$0.24	$12,958,595.61	$12.32

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$18,234,122.57	0.0597448	$5,523,158.73	0.0180969
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$173,644,122.57	0.1649653	$160,933,158.73	0.1528896

Pool Information
Weighted Average APR	2.630%	2.623%
Weighted Average Remaining Term	26.31	25.52
Number of Receivables Outstanding	19,431	18,838
Pool Balance	$209,508,491.07	$195,724,991.72
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$194,696,313.50	$181,985,349.66
Pool Factor	0.1831105	0.1710637

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$5,720,820.87
Yield Supplement Overcollateralization Amount	$13,739,642.06
Targeted Overcollateralization Amount	$34,791,832.99
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$34,791,832.99

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		58	$196,879.22
(Recoveries)		121	$84,125.43
Net Loss for Current Collection Period			$112,753.79
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6458%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5368%
Second Prior Collection Period			0.4230%
Prior Collection Period			0.5163%
Current Collection Period			0.6678%
Four Month Average (Current and Prior Three Collection Periods)			0.5360%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2813	$10,774,950.50
(Cumulative Recoveries)			$2,013,839.21
Cumulative Net Loss for All Collection Periods			$8,761,111.29
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7657%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,830.41
Average Net Loss for Receivables that have experienced a Realized Loss			$3,114.51

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.32%	190	$2,584,735.16
61-90 Days Delinquent	0.22%	27	$440,207.83
91-120 Days Delinquent	0.05%	7	$97,630.66
Over 120 Days Delinquent	0.25%	29	$493,742.32
Total Delinquent Receivables	1.85%	253	$3,616,315.97

Repossession Inventory:
Repossessed in the Current Collection Period		13	$187,394.17
Total Repossessed Inventory		19	$312,345.18

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3207%
Prior Collection Period			0.3294%
Current Collection Period			0.3344%
Three Month Average			0.3282%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5271%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	March 2019
Payment Date	4/15/2019
Transaction Month	39

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer